Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2015
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights, Net
	December 31,
	2014	2015

Land use rights	$143,194	$137,154
Less: accumulated depreciation and amortization	4,087	7,082

Land use rights, net	$139,107	$130,072